RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Product related research and development	$ 328	$ 385	$ 306
Quality assurance	33	36	28
Research and development	$ 361	$ 421	$ 334